SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of Revenue and Property and Equipment, by Geographical Areas
Revenue by geographical location are as follows:

	Nine months ended September 30,
	2021	2020
	Unaudited	Unaudited
U.S.	$58,270	$41,853
Canada	799	381
APAC	2,182	1,660
EMEA	1,842	940
LATAM	1,231	938
Total	$64,324	$45,772
The Company’s property and equipment, net by geographical location are as follows:

	September 30, 2021	December 31, 2020
	Unaudited
Israel	$1,593	$1,625
U. S.	1,331	595
Rest of the World	374	105
Total	$3,298	$2,325
Revenue by geographical location are as follows:

	December 31,
	2020	2019
U.S.	$62,760	$50,837
Canada	518	311
APAC	2,636	2,657
EMEA	1,463	1,645
LATAM	1,424	888
Total revenues	$68,801	$56,338
The Company’s property and equipment, net by geographical location are as follows:

	Year ended December 31,
	2020	2019
Israel	$1,625	$997
U. S.	595	760
Rest of the World	105	144
Total	$2,325	$1,901